CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Management
Equity investment earning			$ 805	$ 241	$ 680	$ 1,124
Insurance Solutions
Net premiums	$ (4,492)	$ (4,084)	(12,743)	(11,414)	(15,479)	(17,288)
Total revenues	11,439	12,706	43,619	40,799	49,790	46,582
Insurance Solutions
Amortization of deferred acquisition costs			2,389	1,600	2,175	1,652
Total expenses	28,916	15,270	71,327	42,813	59,556	55,425
Investment and other income (loss) - Asset Management
Net revenues of consolidated variable interest entities	11,439	12,706	43,619	40,799	49,790	46,582
Income (loss) before taxes	(11,130)	(2,122)	(18,742)	(1,918)	(9,781)	(6,312)
Net income (loss)	$ (13,436)	$ (2,431)	$ (21,075)	$ (2,411)	$ (10,387)	$ (6,703)
Earnings per share
Net income (loss) attributable to common shareholders - basic (in dollars per share)	$ (1.64)	$ (0.40)	$ (2.93)	$ (0.39)	$ (0.40)	$ (0.28)
Net income (loss) attributable to common shareholders - diluted (in dollars per share)	$ (1.64)	$ (0.40)	$ (2.93)	$ (0.39)	$ (0.40)	$ (0.28)
Weighted average shares outstanding – basic (in shares)	8,174,426	6,110,449	7,185,669	6,106,354	25,809,370	23,942,587
Weighted average shares outstanding – diluted (in shares)	8,174,426	6,110,449	7,185,669	6,106,354	25,809,370	23,942,587
Gain (Loss) on Disposition of Business	$ 4,457	$ 0	$ 4,457	$ 0
Asset Management
Asset Management
Equity investment earning	481	74	805	241	$ 680	$ 1,124
Insurance Solutions
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)
Other income	251	69	556	69	69	0
Total revenues	2,763	3,579	9,913	11,073	15,009	11,541
Asset Management
Administration and servicing fees	1,564	1,372	4,613	4,747	5,895	2,943
Transaction costs	3,185	200	10,483	253	2,174	3,721
Compensation and benefits	4,161	1,967	8,377	5,543	8,412	3,405
Amortization and impairment of intangible assets	8,272	482	11,071	1,446	3,582	1,504
Interest and other credit facility expenses	1,970	1,664	5,876	5,027	7,001	5,977
General, administrative and other	2,980	1,530	5,961	4,804	6,480	10,529
Insurance Solutions
Compensation and benefits	4,161	1,967	8,377	5,543	8,412	3,405
General, administrative and other	2,980	1,530	5,961	4,804	6,480	10,529
Total expenses	22,132	7,215	46,381	21,820	33,544	28,079
Investment and other income (loss) - Asset Management
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)	(1,531)	(104)
Dividend income	22	71	89	296	356	584
Interest income	275	274	814	817	1,091	1,087
Other income (loss), net	251	69	556	69	69	0
Net revenues of consolidated variable interest entities	2,763	3,579	9,913	11,073	15,009	11,541
Total investment and other income (loss)	6,347	442	8,966	96	(15)	2,531
Income (loss) before taxes	(11,130)	(2,122)	(18,742)	(1,918)	(9,781)	(6,312)
Income tax (expense) benefit — Asset Management	(2,306)	(309)	(2,333)	(493)	(606)	(391)
Net income (loss)	(13,436)	(2,431)	(21,075)	(2,411)
Earnings per share
Other	157	18	0	(16)	362	(72)
Asset Management | Consolidated Entity, Excluding Consolidated VIE
Insurance Solutions
Net gains (losses) from investment activities					(1,531)	(104)
Asset Management | Variable Interest Entity, Primary Beneficiary
Insurance Solutions
Net investment income					0	1,204
Net gains (losses) from investment activities					0	(240)
Total revenues					0	964
Investment and other income (loss) - Asset Management
Net revenues of consolidated variable interest entities					0	964
Asset Management | Management fees
Asset Management
Fee revenue	1,851	2,763	7,900	8,179	11,131	9,134
Asset Management | Incentive fees
Asset Management
Fee revenue	431	742	1,208	2,653	3,198	1,283
Insurance Solutions
Insurance Solutions
Net premiums	(4,492)	(4,084)	(12,743)	(11,414)	(15,479)	(17,288)
Product charges	184	89	1,766	196	266	134
Net investment income	21,121	23,801	60,484	69,272	92,790	87,764
Net gains (losses) from investment activities						16,246
Net investment income (loss) on funds withheld	(10,656)	(15,373)	(23,232)	(30,685)	(32,056)	(51,641)
Other income	76	86	230	244	541	1,013
Total revenues	8,676	9,127	33,706	29,726	34,781	35,041
Asset Management
Compensation and benefits	73	471	540	1,120	1,367	2,019
General, administrative and other	3,338	4,153	10,294	12,759	16,276	19,210
Insurance Solutions
Net policy benefit and claims (remeasurement gain on policy liabilities of $16,237 and $11,757 for the year ended December 31, 2024 and 2023, respectively)	(2,118)	(1,392)	(1,389)	(6,540)	(10,091)	(5,491)
Interest sensitive contract benefits	4,154	3,932	11,969	11,070	14,972	9,443
Amortization of deferred acquisition costs	929	563	2,389	1,600	2,175	1,652
Compensation and benefits	73	471	540	1,120	1,367	2,019
Interest expense	408	328	1,143	984	1,313	513
General, administrative and other	3,338	4,153	10,294	12,759	16,276	19,210
Total expenses	6,784	8,055	24,946	20,993	26,012	27,346
Investment and other income (loss) - Asset Management
Other income (loss), net	76	86	230	244	541	1,013
Net revenues of consolidated variable interest entities	8,676	9,127	33,706	29,726	34,781	35,041
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Insurance Solutions
Net investment income	16,992	19,413	48,621	55,813	74,638	69,688
Net gains (losses) from investment activities	3,775	5,239	9,085	3,172	(8,211)	16,246
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Insurance Solutions
Net investment income	4,129	4,388	11,863	13,459	18,152	18,076
Net gains (losses) from investment activities	(1,332)	(631)	(1,884)	(1,059)	(3,070)	(1,187)
Total revenues	2,797	3,757	9,979	12,400	15,082	16,889
Investment and other income (loss) - Asset Management
Net revenues of consolidated variable interest entities	$ 2,797	$ 3,757	$ 9,979	$ 12,400	$ 15,082	$ 16,889